EARNINGS PER SHARE (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EARNINGS PER SHARE
Net income attributable to equity holders of Credicorp	S/ 4,265,304	S/ 3,983,865	S/ 4,091,753
Number of stock
Ordinary stock, Note 18(a)	94,382,317	94,382,317	94,382,317
Less - opening balance of treasury stock	(14,883,274)	(14,902,008)	(14,915,537)
(Acquisition) sale of treasury stock, net	S/ (9,738)	S/ (3,015)	S/ 3,088
Weighted average number of ordinary shares for basic earnings	79,489,305	79,477,294	79,469,868
Plus - dilution effect - stock awards	194,213	209,128	220,296
Weighted average number of ordinary shares adjusted for the effect of dilution	79,683,518	79,686,422	79,690,164
Basic earnings per share (in Soles)	S/ 53.66	S/ 50.13	S/ 51.49
Diluted earnings per share (in Soles)	S/ 53.53	S/ 49.99	S/ 51.35